UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1.  Report to Stockholders.

Semi-Annual Report June 30, 2013

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Table of Contents
June 30, 2013

Portfolio Characteristics	3
Schedule of Investments	5
Financial Statements	8
Financial Highlights	11
Notes to Financial Statements	12
Annual Renewal of Investment Advisory Agreement	19
Expense Example	22
Other Information	23

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements.  These include any predictions, assessments, analyses or outlooks for individual securities,  industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Portfolio Characteristics
June 30, 2013

Investments by Industry (unaudited)
(As a Percentage of Long-term Investments)

Adhesives	2.3%
Agriculture	8.2
Apparel	1.2
Auto Manufacturers	0.8
Auto Parts & Equipment	1.9
Banks	12.5
Beverages	2.6
Chemicals	0.6
Commercial Services	0.6
Diversified Financial Services	2.0
Electric	1.5
Engineering & Construction	5.3
Food	12.0
Food Service	3.2
Healthcare - Services	0.8
Insurance	4.9
Iron / Steel	5.0
Machinery - Construction & Mining	1.8
Machinery - Diversified	0.5
Mining	1.6
Oil & Gas	13.2
Oil & Gas Services	2.5
Pharmaceuticals	9.4
Retail	2.8
Telecommunications	2.8
Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Portfolio Characteristics (Continued)
June 30, 2013

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	8.5%
Austria	1.0
France	6.8
Germany	4.6
Hong Kong	2.5
Italy	3.4
Japan	24.6
Netherlands	5.9
Singapore	3.5
Switzerland	11.3
United Kingdom	27.9
Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2013
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	97.8%
	COMMUNICATIONS	2.8%
3,500	Nippon Telegraph & Telephone Corp.		$181,387
243,250	Vodafone Group PLC		694,974
			876,361

	CONSUMER DISCRETIONARY	9.4%
4,850	Casino Guichard-Perrachon S.A.		454,320
850	Christian Dior S.A.		137,186
6,500	Cie Generale des Etablissements Michelin		581,218
78,300	Compass Group PLC		1,000,335
4,000	Daimler AG		242,015
131,000	David Jones Ltd.		305,515
96,000	Yue Yuen Industrial Holdings Ltd.		248,785
			2,969,374

	CONSUMER STAPLES	23.4%
6,000	Ain Pharmaciez, Inc.		258,621
29,150	British American Tobacco PLC		1,492,968
19,100	Diageo PLC		546,129
29,800	Japan Tobacco, Inc.		1,053,126
16,600	Nestle S.A.		1,088,683
2,400	Pernod-Ricard S.A.		266,115
9,700	Seven & I Holdings Co., Ltd.		354,532
3,600	Sogo Medical Co., Ltd.		136,116
6,400	Sugi Holdings Co., Ltd.		243,275
4,200	Sundrug Co., Ltd.		178,282
235,500	TESCO PLC		1,186,991
15,700	Unilever NV		618,253
			7,423,091

	ENERGY	17.0%
57,235	BG Group PLC		973,648
26,900	ENI SpA		552,495
5,500	Ensco PLC – Cl. A		319,660
24,700	Japan Petroleum Exploration Co.		1,002,394
18,800	Modec, Inc.		548,570
38,300	Royal Dutch Shell PLC A Shares		1,223,270
29,800	Saipem SpA		484,449
2,825	Technip S.A.		286,839
			5,391,325

	FINANCIALS	19.0%
2,125	Allianz S.E.		310,466
20,625	Australia & New Zealand Banking Group Ltd.		539,110
12,400	AXA S.A.		243,626
32,850	Barclays PLC		139,119
2,500	BNP Paribas S.A.		136,584

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
June 30, 2013
(Unaudited)

Number of Shares			Value

	FINANCIALS (Continued)
80,795	Challenger Ltd.		$296,312
7,800	Commonwealth Bank of Australia		493,510
129,600	Dah Sing Financial Holdings Ltd.		520,499
91,600	HSBC Holdings PLC		959,567
44,900	ORIX Corp.		613,425
87,000	Oversea-Chinese Banking Corp. Ltd.		686,391
40,700	Prudential PLC		665,437
26,000	United Overseas Bank Ltd.		407,385
			6,011,431

	HEALTH CARE	9.2%
19,350	GlaxoSmithKline PLC		485,001
7,950	Novartis AG		564,731
7,450	Roche Holding AG		1,853,430
			2,903,162

	INDUSTRIALS	8.5%
52,000	Chiyoda Corp.		611,857
49,800	G4S PLC		174,508
9,150	Henkel AG & Co. KGaA		717,542
18,000	JGC Corp.		647,913
3,450	Rheinmetall AG		160,780
86,000	Toyo Engineering Corp.		370,256
			2,682,856

	MATERIALS	7.0%
13,000	Air Water, Inc.		183,111
17,750	BHP Billiton Ltd.		509,253
102,600	Daido Steel Co., Ltd.		520,345
32,000	JFE Holdings, Inc.		702,400
9,000	Voestalpine AG		317,806
			2,232,915

	UTILITIES	1.5%
35,825	AGL Energy Ltd.		474,434

	TOTAL COMMON STOCKS (Cost $27,475,386)		30,964,949

Principal Amount

	SHORT-TERM INVESTMENT	0.0%
	Variable Rate Demand Deposit
$8,347	UMB Bank Money Market Fiduciary, 0.01%†		8,347

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,347)		8,347

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
June 30, 2013
(Unaudited)

TOTAL INVESTMENTS (Cost $27,483,733)	97.8%	$30,973,296
Other Assets, in Excess of Other Liabilities	2.2%	709,002

NET ASSETS	100.0%	$31,682,298

PLC – Public Limited Company
† Indicates yield as of June 30, 2013

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Statement of Assets and Liabilities
June 30, 2013
(Unaudited)

ASSETS:
Investments at value (cost $27,483,733)	$30,973,296
Foreign currency (cost $559,330)	553,817
Interest and dividends receivable	263,533
Prepaid expenses	2,773

Total assets	31,793,419

LIABILITIES:
Payables to related parties:
Investment adviser fees	7,826
Payables for:
Capital stock redeemed	73,500
Open foreign currency contracts	67
Accrued expenses:
Professional fees	10,667
Administrative and fund accounting fees	6,164
Transfer agent fees and expenses	4,421
Custody fees	4,447
Trustees' fees	2,175
Other accrued expenses	1,854

Total liabilities	111,121

TOTAL NET ASSETS	$31,682,298

NET ASSETS CONSIST OF:
Paid-in-capital	$37,050,886
Undistributed net investment income	9,147
Accumulated net realized loss on investments and foreign currency transactions	(8,851,532)
Net unrealized appreciation on investments and foreign currency translations	3,473,797

TOTAL NET ASSETS	$31,682,298

SHARES OUTSTANDING, (no par value, unlimited shares of beneficial interest authorized)	2,314,396

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE(a)	$13.69

(a) A 2% redemption fee applies to shares sold within 90 days of purchase.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Statement of Operations
June 30, 2013
(Unaudited)

INVESTMENT INCOME:
Dividends (Net of $73,936 foreign tax withholding)	$662,833
Total investment income	662,833

EXPENSES:
Investment advisory fees (related party)	142,112
Administrative and fund accounting fees	37,192
Professional fees	23,526
Transfer agent fees and expenses	12,628
Custody fees	10,036
Trustees' fees	4,675
Insurance premiums	4,474
Reports to shareholders	3,952
Federal and state registration fees	504
Miscellaneous expenses	7,350
Total expenses before fee waivers	246,449
Fee waivers	(96,094)

Total expenses	150,355

NET INVESTMENT INCOME	512,478

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investment transactions	650,675
Net realized loss on foreign currency transactions	(11,041)
Change in unrealized depreciation
on investments	(640,972)
on foreign currency translations	(11,997)
Net realized and unrealized loss on investments and foreign currency	(13,335)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$499,143

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Statements of Changes in Net Assets

	For the Six Months Ended 6/30/13 (Unaudited)	For the Year Ended 12/31/12
OPERATIONS:
Net investment income	$512,478	$513,047
Net realized gain on investments	650,675	1,831,160
Net realized loss on foreign currency transactions	(11,041)	(1,881)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(652,969)	2,893,315

Net increase in net assets resulting from operations	499,143	5,235,641

DISTRIBUTIONS:
From investment income ($0.16 per share, $0.31 per share)	(363,067)	(667,479)

Total distributions	(363,067)	(667,479)

SHARES OF BENEFICIAL INTEREST:
Proceeds from sale of shares	2,001,250	1,500
Proceeds from reinvestment of distributions	363,067	667,479
Redemption of shares	(318,391)	(1,131,273)

Net increase/(decrease) from shares of beneficial interest	2,045,926	(462,294)

TOTAL INCREASE IN NET ASSETS	2,182,002	4,105,868

NET ASSETS:
Beginning of period	29,500,296	25,394,428
End of period*	$31,682,298	$29,500,296

SHARES OF BENEFICIAL INTEREST IN SHARES:
Shares sold	142,437	128
Shares reinvested	26,521	54,421
Shares redeemed	(22,930)	(83,880)
Net increase/(decrease)	146,028	(29,331)

* Includes Undistributed net investment income / (Distributions in excess of) of $9,147 and $(140,265), for 6/30/13 and 12/31/12, respectively.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Period

For the Six Months Ended 6/30/13 (Unaudited)	For the Year Ended 12/31/12	For the Year Ended 12/31/11	For the Year Ended 12/31/10	For the Year Ended 12/31/09	For the Year Ended 12/31/08
Net asset value, beginning of period	$13.60	$11.56	$12.94	$13.00	$9.60	$18.91

Income/(Loss) From Investment Operations:
Net investment income	0.23	0.24	0.23	0.18	0.20	0.41
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.02	2.11	(1.41)	0.00	1	3.39	(9.28)
Total from investment operations	0.25	2.35	(1.18)	0.18	3.59	(8.87)

Less Distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.20)	(0.24)	(0.19)	(0.39)
Distribution from net realized gains	—	—	—	—	—	(0.05)
Total distributions	(0.16)	(0.31)	(0.20)	(0.24)	(0.19)	(0.44)

Net asset value, end of period	$13.69	$13.60	$11.56	$12.94	$13.00	$9.60

Total Return	1.83	%3	20.60%	(9.27)%	1.53%	37.84%	(47.58)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$31,682	$29,500	$25,394	$28,597	$28,528	$20,393
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.95	%2	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers and reimbursements	1.56	%2	1.60%	1.57%	1.56%	1.64%	1.56%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	3.25	%2	1.83%	1.80%	1.40%	1.79%	2.80%
Before waivers and reimbursements	2.64	%2	1.38%	1.38%	0.99%	1.30%	2.39%
Portfolio turnover rate	21.42	%3	55.08%	52.18%	64.79%	36.90%	60.12%

1 Represents less than $0.01 per share.
2 Annualized.
3 Not annualized.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)

Note 1.	Organization

Cheswold Lane Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the “Fund”).  The investment objective for the Fund is long-term growth of capital and income.  The Fund commenced operations on June 29, 2006.

Note 2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price.  Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy.  The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service.  The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.  In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures.  Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”).  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology.  In this circumstance, such securities are categorized as Level 2.  In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.  The Fund may rely on third-party pricing vendors to

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.  Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Sector	Level 1	Level 2	Level 3	Total
Communications	$876,361	$-	$-	$876,361
Consumer Discretionary	2,969,374	-	-	2,969,374
Consumer Staples	7,423,091	-	-	7,423,091
Energy	5,391,325	-	-	5,391,325
Financials	6,011,431	-	-	6,011,431
Health Care	2,903,162	-	-	2,903,162
Industrials	2,682,856	-	-	2,682,856
Materials	2,232,915	-	-	2,232,915
Utilities	474,434	-	-	474,434
Short-Term Investments	8,347	-	-	8,347
Total	$30,973,296	$-	$-	$30,973,296

It is the Fund’s policy to recognize transfers between Levels at the end of the period.  Application of the quantitative methodology was deemed necessary at the beginning of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 2.  The Fund did not hold any Level 2 or Level 3 investments at June 30, 2013.

The following is a reconciliation of transfers between Levels from December 31, 2012 to June 30, 2013, represented by recognizing the June 30, 2013 fair value of securities previously classified as Level 2 as of December 31, 2012 that transferred hierarchies to Level 1 as of June 30, 2013:

Transfers into Level 1	$26,779,522
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$26,779,522
Transfers into Level 2	$-
Transfers out of Level 2	(26,779,522)
Net transfers in (out) of Level 2	$(26,779,522)

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years.  This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date net of foreign withholding taxes.  Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually.  The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Redemption Fees – Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current NAV of the shares will be assessed and retained by the Fund for the benefit of the remaining

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

shareholders.  The redemption fee is accounted for as an addition to paid-in capital.  There were no redemption fees paid to the Fund during the six months ended June 30, 2013.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events - Events and transactions have been evaluated by management for subsequent events.  Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 3.	Related Parties

The Fund has an investment advisory agreement with the Adviser.  Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2014 in order to keep the Fund’s net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses) from exceeding 0.95% of its average daily net assets.  After expense waivers, the management fee paid to the Adviser for the six months ended June 30, 2013 was equal to 0.29% of the Fund’s average net assets.

The Fund paid $4,375 in fees for unaffiliated Trustees during the six months ended June 30, 2013.  No officer or Trustee who is affiliated with the Adviser currently receives any compensation from the Fund for acting as a Trustee or officer of the Fund.

Note 4.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) from January 1, 2013 to June 30, 2013 were $8,208,553 and $6,655,120, respectively.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

Note 5.	Federal Income Tax Information

At June 30, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,490,207
Unrealized appreciation	5,253,052
Unrealized depreciation	(1,769,963)
Net unrealized appreciation on investments	$3,483,089

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$118,501
Undistributed long-term gains	-
Tax accumulated earnings	118,501
Accumulated capital and other losses	(9,468,919)
Unrealized appreciation on investments and foreign currency translations	3,845,753
Total accumulated earnings (deficit)	$(5,504,665)

The tax character of distributions paid during the fiscal year ended December 31, 2012 and fiscal year ended December 31, 2011 was as follows:

	2012	2011
Distributions paid from ordinary income	$667,479	$431,086
Distributions paid from long-term capital gains	-	-
Total Distributions	$667,479	$431,086

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, the date of the enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2013 (Unaudited)

As of December 31, 2012, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term
Losses Expiring:
December 31, 2016	$(2,383,443)	$-
December 31, 2017	(5,245,769)	-
December 31, 2018	(402,406)	-
Losses Not Subject to Expiration	-	(1,437,301)
	$(8,031,618)	$(1,437,301)

During the period ended December 31, 2012, the Fund utilized $294,189 of short-term non-expiring capital loss carryforwards and $1,245,430 of long-term non-expiring capital loss carryforwards.

Note 6.	Risks and Concentrations

Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks.  These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets.  In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.  Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund’s net asset value to fluctuate, which, in turn, may cause the value of the Fund’s shares to go up or down.

The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States.  The Fund considers foreign developed markets to consist of those countries that are represented in the MSCI EAFE® Index.  As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser.  Please see the “Portfolio Characteristics – Investments by Country” table for a percentage listing by country.  Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

As of June 30, 2013, the Fund had a shareholder that held 64.5% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.  The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity’s employees.  The Fund is one of several investment options in the entity’s plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement
June 30, 2013 (Unaudited)

The Board of Trustees (the “Board”) of Cheswold Lane Funds (the “Trust”) met on May 10, 2013 to consider the annual renewal of the Investment Advisory Agreement between the Trust, on behalf of its only series, the Cheswold Lane International High Dividend Fund (the “Fund”), and Cheswold Lane Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, the Adviser’s Form ADV, and comparative information about the Fund’s total expense ratio and management fee as of March 31, 2013, and the Fund’s performance for the three and six month periods ended March 31, 2013 and for the one-year, three-year, five year and since inception periods then ended.  The Board also received a presentation from the Adviser at the meeting in response to a request sent on behalf of the Trustees who are not “interested persons” of the Trust or the Adviser (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended.  The Board also noted the information it receives periodically throughout the year that is relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other financial information.  Based on its evaluation of this information, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In connection with its consideration of whether to approve the continuance of the Investment Advisory Agreement, the Board reviewed the following factors:

1.         Nature and Quality of Advisory Services.

The Board considered the nature and quality of services provided by the Adviser, including services provided specifically for the Fund such as research performed, portfolio management, trading, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters, and services performed.  The Board concluded that the services provided to the Fund were extensive in nature and that the Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

The Board reviewed overall investment performance information relating to the Fund and the Adviser.  In considering the investment performance for the Fund, the Board also reviewed information from Morningstar regarding the Fund’s performance for the three and six-month periods ended March 31, 2013 and for the one-year, three-year, five-year and since inception periods then ended in comparison to its benchmark index, the MSCI EAFE Index®..  The Board noted the Fund had outperformed its benchmark index for the one-year period presented and underperformed its benchmark index for the remaining periods presented but that the Fund’s performance was reasonable.

The Board also discussed viability of the Fund, noting the Adviser’s continuing efforts and allocation of resources to manage the Fund.  The Board also considered the impact to the Fund in the event of a redemption by a large shareholder.

The Board also considered the Adviser’s quarterly investment management report and reviews explaining the Fund’s performance, the Adviser’s investment decision process and the investment strategies it employs for the Fund.  After considering all of the information, the Board concluded that, although past

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement (Continued)
June 30, 2013 (Unaudited)

performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

2.         The Adviser’s Compensation and Profitability.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable funds.  The Board noted that the Fund pays the Adviser a management fee of 0.90% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement.  The Board determined that the management fee and total expense ratio were within the range of fees charged by comparable funds as determined by comparison to Morningstar’s Foreign Large Cap Value category.  Further, the Board noted that the management fee charged by the Adviser to the Fund was comparable to that charged for similar institutional separate accounts managed by the Adviser. The Board considered that the management fees charged to similar institutional separate accounts includes a breakpoint at higher asset levels; however, the Fund’s effective management fee paid to the Adviser was lower than the institutional separate account’s fee breakpoints at asset levels similar to the Fund’s.

The Board considered the fees realized, and the costs incurred, by the Adviser in providing investment management services to the Fund and potential profitability to the Adviser with respect to the Fund.  The Board noted that the Fund had been in operations for approximately seven years and the Adviser had a nominal positive net income during this period.  In particular, the Board noted that the Adviser has waived its management fee and/or reimbursed expenses since inception, to the extent they exceed 1.15% of the Fund’s average daily net assets through December 31, 2012 and effective January 1, 2013, 0.95% of its average daily net assets, and that the Fund’s total expense ratio, net of fee waivers and expense reimbursements, was below both the median and average of comparable funds.  In addition, the Board noted that the Adviser’s principals have made substantial equity investments in the Adviser and the Fund.  In light of the foregoing, the Board concluded that the management fee and total expense ratio were competitive.

3.         Economies of Scale.

The Board noted that some funds implement economies of scale, usually in the form of breakpoints with regard to management fees.  It was noted that the Fund has no breakpoints because the Fund has a relatively small net asset base, making it difficult for the Adviser to offer such breakpoints.  The Board also noted that the Adviser’s voluntary waiver of its management fee and reimbursement of certain Fund expenses is a benefit to the Fund’s investors.  After reviewing the Fund’s fee structure, the Board concluded that at this time, there were no effective economies of scale to be shared by the Adviser at current asset levels.

4.         “Fall-Out” Benefits.

The Board considered the direct and indirect benefits that could be derived by the Adviser from its association with the Fund.  The Board concluded that the benefits the Adviser may receive, such as greater name recognition, appear to be reasonable, and  may benefit the Fund.

The Board considered all these factors.  In considering the Investment Advisory Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Board and the

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement (Continued)
June 30, 2013 (Unaudited)

Independent Trustees that shareholders paid competitive fees and, therefore, approval of the Investment Advisory Agreement was in the best interests of the Fund.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
 Expense Example
For the Period Ended June 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013 (the “Period”).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value January 1, 2013	Ending account value June 30, 2013	Expenses paid during the period ended June 30, 20131
Actual Example	$1,000.00	$1,018.30	$4.77
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,020.28	4.77

1    Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2013

Cheswold Lane International High Dividend Fund
Other Information
For the Period Ended June 30, 2013 (Unaudited)

Proxy Voting

A description of the Fund’s proxy voting policies and procedures applicable to portfolio securities and a record of the Fund’s proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  You may view the Fund’s Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor

803 West Michigan Street

Milwaukee, Wisconsin 53233

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 6, 2013

By:	/s/ Matthew H. Taylor
Matthew H. Taylor
Executive Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 6, 2013